Property, plant and equipment - Summary of Future Minimum Lease Payments Due Under Finance Lease (Details) € in Millions	Dec. 31, 2018 EUR (€)
Property, plant and equipment [abstract]
Future minimum lease payments due under finance leases	€ 25
Future minimum lease payments due under finance leases of which interest	€ 3